Debt - Schedule of Debt Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SL Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 0	$ 0
Proceeds from borrowings	160,000	0
Loans outstanding	160,000	0	$ 0
Other
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	5,239	1,700
Proceeds from borrowings	23,661	17,000
Loans outstanding	33,722	15,300	0
Loans [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	5,239	1,700
Repayments of current borrowings	0	0
Repayment of debt (Note 18)	183,661	17,000
Proceeds from current borrowings	0	0
Current borrowings	(13,712)	(3,400)	0
Current portion of non-current borrowings	$ 180,010	$ 11,900	$ 0